CONCENTRATION AND RISK	12 Months Ended
Dec. 31, 2018
Risks and Uncertainties [Abstract]
Concentration Risk Disclosure [Text Block]
NOTE 15. CONCENTRATION AND RISK

Credit risk

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash and cash equivalents, accounts receivable, and other receivables. As of December 31, 2018, and 2017, substantially all of the Company’s cash and cash equivalents were held by major financial institutions located in Mainland China, which management believes are of high credit quality.

Currency convertibility risk

Significant part of the Company’s businesses is transacted in RMB, which is not freely convertible into foreign currencies. All foreign exchange transactions take place either through the People’s Bank of China or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the People’s Bank of China. Approval of foreign currency payments by the People’s Bank of China or other regulatory institutions requires submitting a payment application form together with suppliers’ invoices and signed contracts. These exchange control measures imposed by the PRC government authorities may restrict the ability of the Company’s PRC subsidiary to transfer its net assets, to the Company through loans, advances or cash dividends.

Concentration of customers

The following tables summarized the information about the Company’s concentration of customers for the years ended December 31, 2018, 2017 and 2016, respectively:

	Year Ended December 31,
	2018	2017	2016
Customer
A	33%	*	13%
B	17%	*	*
C	14%	*	*
D	11%	*	*
E	*	46%	*
F	*	54%	*
G	*	*	48%
H	*	*	15%
I	*	*	14%

Accounts receivable from customer D accounts for 93% of the Company’s total accounts receivable as of December 31, 2018. No other customer accounts for more than 10% of the total accounts receivable as of December 31, 2018 and 2017.

Concentration of suppliers

The following tables summarized the information about the Company’s concentration of suppliers for the years ended December 31, 2018, 2017 and 2016, respectively:

	Year Ended December 31,
	2018	2017	2016
Supplier
J	60%	*	*
K	16%	*	*
L	*	*	72%
H	*	*	28%

Accounts payable to supplier M and N account for 65% and 35% of the Company’s total accounts payable as of December 31, 2018. Supplier O accounted for 100% of our accounts payable as of December 31, 2017.

* Less than 10%.